Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Inventories
Raw materials	$ 3,476	$ 1,672
Work in progress	6,155	2,546
Finished goods	2,470	2,060
Inventory at cost	12,101	6,278
Inventory reserve	(369)	(736)
Inventories net	$ 11,732	$ 5,542